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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22440

ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, New York 11788

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 - June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of

1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: Alternative Strategies Fund								Item 1, Exhibit A
Investment Company Act file number: 811-22440
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Corporate Capital Trust	CCT	219880101	August 3rd, 2017	Re-election of James Kropp & Todd Builione for 3-year term/Ratify appointment of
				Deloitte & Touche LLP as Company's independent registered public account firm/Approve new investment advisory agreement between the Company & KKR/Vote on whether to amend & restate the Company's existing charter to reflect certain amendments in the proxy statement/Authorize Company to offer & sell shares of the Company's common stock during one-year period.	MGMT	Y	FOR ALL	FOR ALL
HMS Income Fund	HMSINCFD	N/A	August 21st, 2017	Elect Board of Directors/Ratification of the appointment of Grant Thornton LLP as Company's independent registered public accounting firm for 2017	MGMT	Y	FOR ALL	FOR ALL
Phillips Edison ARC Shopping Ctr REIT	PHILEDSCA	N/A	September 20th, 2017	Elect Board of Directors until next annual meeting/Approve transactions by Contribution Agreement/ Adjourn Annual Meeting if necessary to solicit additional proxies.	MGMT	Y	FOR ALL	FOR ALL
Saratoga Investment Corp	SAR	80349A208	September 28th, 2017	Elect Board of Directors	MGMT	Y	FOR	FOR
Western Gas Partners LP	WES	958254104	October 17th, 2017	Proposal (the “LTIP Proposal”) to approve the Western Gas Partners, LP 2017 Long-Term Incentive Plan	MGMT	Y	FOR	FOR
Pennant Park Investment Corp	PNNT	708062104	February 6th, 2018	Elect Board of Directors/Ratify RSM to serve as Company's Independent Registered Public Accounting Firm	MGMT	Y	FOR ALL	FOR ALL
Corporate Capital Trust	CCT	219880101	March 26th, 2018	To approve a new investment advisory agreement, by and between the Company and KKR Credit Advisors (US) LLC (“KKR Credit”) (the “KKR Investment Co-Advisory Agreement”), and a new investment advisory agreement, by and between the Company and an affiliate of Franklin Square Holdings, L.P. (“FS Investments” and, such adviser, “FS Adviser”) (the “FS Adviser Investment Co-Advisory Agreement”/To approve a new investment advisory agreement, by and between the Company and FS/KKR Advisor,
				LLC, a newly-formed investment adviser jointly operated by KKR Credit and an affiliate of FS Investments (the “Joint Advisor”) (the “Joint Advisor Investment Advisory Agreement”), pursuant to which the Joint Advisor will act as investment adviser to the Company	MGMT	Y	FOR ALL	FOR ALL
FS Investment Corp	FSIC	302635107	March 26th, 2018	Approve a new investment advisory agreement, by and between the Company and FB
Income Advisor, LLC (“FB Income Advisor”) (the “FB Income Advisor Investment
Co-Advisory Agreement”), and a new investment advisory agreement, by and between the Company and KKR Credit Advisors (US) LLC (“KKR Credit”)
(the “KKR Investment Co-Advisory Agreement”/ approve a new investment advisory agreement, by and between the Company and FS/KKR Advisor,
LLC, a newly-formed investment adviser jointly operated by an affiliate of Franklin
 Square Holdings, L.P. (“FS
Investments”) and KKR Credit (the “Joint Advisor”) (the “Joint Advisor Investment
 Advisory Agreement”),
				pursuant to which the Joint Advisor will act as investment adviser to the Company.	MGMT	Y	FOR ALL	FOR ALL
Invesco Mortgage Capital	IVR	46131B100	May 2nd, 2018	Elect Board of Directors/Hold vote to approve Company’s Executive Compensation/ Appoint Pricewaterhouse Coopers LLC as Company's independent registered public account firm	MGMT	Y	FOR ALL	FOR ALL
Eagle Point Credit Company INC.	ECC	269808101	May 9th, 2018	Elect Directors of the Company	MGMT	Y	FOR ALL	FOR ALL
Magellan Midstream Partners, L.P.	MMP	559080106	April 26th, 2018	Election of Directors to General Partner's Board of Directors/Advisory vote on Executive Compensation/Ratification of appointment of Ernst & Young LLP as the Company's independent auditor for 2018.	MGMT	Y	FOR ALL	FOR ALL
Ares Capital Corp	ARCC	04010L103	May 14th, 2018	Elect Board of Directors/Vote on Ratification of the selection of KPMG LLP as Company's independent registered public accounting firm.	MGMT	Y	FOR ALL	FOR ALL
Dynex Capital Inc	DX	26817Q506	May 15th, 2018	Elect Board of Directors/To approve compensation of Company's named executive officers as disclosed in proxy statement/Approve Dynex Capital 2018 Stock & Incentive
Plan/Ratify selection of BDO USA, LLP as independent certified public accountants &
				auditors for the Company	MGMT	Y	FOR ALL	FOR ALL
Two Harbors Investment Corp	TWO	90187B408	May 17th, 2018	Elect Board Of Directors/Advisory Vote relating to compensation of the company's executive officers/ Ratify appointment of Ernst & Young LLP as independent registered public accounting firm	MGMT	Y	FOR ALL	FOR ALL
TPG Specialty Lending Inc	TSLX	87265K102	May 17th, 2018	Vote a proposal to authorize Company to sell or otherwise issue shares of its common stock.	MGMT	Y	FOR	FOR
Independence Realty Trust Inc	IRT	45378A106	May 17th, 2018	Elect Board of Directors/Approve the selection of KPMG LLP as the independent registered public accounting firm for IRT	MGMT	Y	FOR ALL	FOR ALL
CorEnergy Infrastructure Trust Inc	CORR	21870U502	May 17th, 2018	Elect Director of the Company/Ratify selection of Ernst & Young LLP as the independent registered public accounting firm of the Company.	MGMT	Y	FOR ALL	FOR ALL
New York Mortgage Trust Inc	NYMT	649604501	June 4th, 2018	Elect directors nominated and recommended by the Board of Directors of the Company
 (the "Board of Directors"), /Hold an advisory vote to approve named executive officer compensation;/To consider and act upon a proposal to ratify, confirm, and approve the
				appointment of Grant Thornton LLP as our independent registered public accounting firm	MGMT	Y	FOR ALL	FOR ALL
OFS Capital Corp	OFS	67103B100	June 5th, 2018	Elect Directors to the Board of directors to serve as Class III directors/Ratify the selection by the Audit Committee of our board of directors of BDO USA, LLP as our
				independent registered public accounting firm	MGMT	Y	FOR ALL	FOR ALL
Gramercy Property Trust	GPT	385002308	June 12th, 2018	Elect trustees to serve until the 2019 annual meeting of shareholders and until their successors are duly elected and qualify;/Ratify the selection of Ernst & Young LLP as our independent registered public accounting firm/To approve, on an advisory basis, the compensation of our named executive officers.	MGMT	Y	FOR ALL	FOR ALL
Strategic Storage Trust II, Inc	STRSTORII	N/A	June 12th, 2018	Elect Board of Directors/ Vote for ramification of the appointment of BDO USA, LLP as the Company's independent registered public account firm.	MGMT	Y	FOR ALL	FOR ALL
Arlington Asset Investment Corp	AI	41356205	June 14th, 2018	Elect director nominees to the Company’s Board of Directors/Ratify the appointment of
 PricewaterhouseCoopers LLP (“PwC”) as the Company’s independent registered public accounting firm, /To hold an advisory vote on executive compensation;/To ratify the first amendment to the Company’s Shareholder Rights Plan to extend the term in an effort to continue to protect against a possible limitation on the Company’s ability to use its net operating loss carryforwards, net capital loss carryforwards and built-in losses under
				Sections 382 and 383 of the Internal Revenue Code of 1986, as amended;	MGMT	Y	FOR ALL	FOR ALL
Orchid Island Capital Inc	ORC	68571X103	June 19th, 2018	Elect Directors to the Board/Ratify the appointment of BDO USA, LLP as our independent registered public accounting firm	MGMT	Y	FOR ALL	FOR ALL
Monroe Capital Corp	MRCC	610335101	June 20th, 2018	Elect Directors to the Board/Approve proposal to authorize flexibility for the Company, to sell shares of its common stock/Approve a proposal to authorize Company to accelerate the effectivness of the reduction of its required asset coverage.	MGMT	Y	FOR ALL	FOR ALL
Kayne Anderson Energy Total Return Fund Inc	KYE	48660P104	June 28th, 2018	To approve the combination of KYE and KMF by means of a tax-free reorganization, pursuant to which KYE would transfer all of its assets to KMF in exchange for newly issued shares of common stock and preferred stock, which would be distributed to KYE’s stockholders prior to KYE’s liquidation, dissolution and termination (the “Reorganization”);	MGMT	Y	FOR ALL	FOR ALL

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title) * /s/ Kevin Wolf

Kevin Wolf, President

Date 7/31/18

* Print the name and title of each signing officer under his or her signature.